Long-term Incentive Plan	12 Months Ended
Dec. 31, 2019
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Long-term Incentive Plan

26.	LONG-TERM INCENTIVE PLAN
	Opening balance	2.1	18.1
	Charge to income statement	9.1	1.1
	Payments	—	(17.8)
	Translation adjustment	0.3	0.7

	Balance at end of the year 2	11.5	2.1

2
Senior and middle management receive awards under the LTIP. The performance conditions of the LTIP are approved annually by the Remuneration Committee. The expected timing of the cash outflows in respect of each grant is at the end of three years after the original award was made.